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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Michael B. Elefante
Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street   Boston,   MA        02109
Business Address    (Street)          (City)    (State)   (Zip)

(617)227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of August, 2004.

                                     Michael B. Elefante
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13F File No.:
-----                          -------------
1. Timothy F. Fidgeon          28-06169

2. Fiduciary Trust Co.         28-471

3. Gannett, Welsh & Kotler     28-4145

4. Roy A. Harmer               28-5798

5. Kurt F. Somerville (32)*    28-10379

6. U.S. Trust Company, N.A.

7.
    ------------------------   -------------
8.
    ------------------------   -------------
9.
    ------------------------   -------------
10.
    ------------------------   -------------

*    Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF: JUNE 30, 2004       FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
          ITEM 1:                   ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER           TITLE OF CLASS    NUMBER        VALUE        AMOUNT    (A) (B) (C)   MANAGERS   SOLE   SHARED   NONE
       --------------           --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
A E S CORP.                     COMMON STOCK     00130H105        412095       41500            xx                      41500
AETNA U. S. HEALTHCARE INC.     COMMON STOCK     00817Y108        278375        3275            xx                       3275
AMAZON NOTE CONV SUB DEB        CONV             023135AF3        451435      452000            xx                     245000
                                CORPORATE                                                       xx      32             207000
                                BONDS
AMGEN INC.                      COMMON STOCK     031162100        733967       13450            xx                      10125
                                                                                                xx      32               3325
ANALOG DEVICES, INC.            COMMON STOCK     032654105       1151106       24450            xx                      18850
                                                                                                xx      32               5600
APPLIED MATERIALS INC.          COMMON STOCK     038222105        203067       10350            xx                      10350
APTARGROUP INC.                 COMMON STOCK     038336103        235926        5400            xx                       3300
                                                                                                xx      32               2100

                                                                         PAGE: 2

AS OF: JUNE 30, 2004       FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
          ITEM 1:                   ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER           TITLE OF CLASS    NUMBER        VALUE        AMOUNT    (A) (B) (C)   MANAGERS   SOLE   SHARED   NONE
       --------------           --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
AUTOMATIC DATA PROCESSING       COMMON STOCK     053015103        253751        6059            xx                       1759
                                                                                                xx      32               4300
AVERY DENNISON CORP.            COMMON STOCK     053611109        838531       13100            xx                       8600
                                                                                                xx      32               4500
B P PLC ADR                     COMMON STOCK     055622104       1945127       36310            xx                      16952
                                                                                                xx      32              19358
BANK OF AMERICA CORP.           COMMON STOCK     060505104        356081        4208            xx                       2870
                                                                                                xx      32               1338
BEA SYSTEMS INC.                CORPORATE        073325AD4        959156      975000            xx                     450000
                                BONDS                                                           xx      32             525000
BERKSHIRE HATHAWAY INC.         CLASS B          084670207        458025         155            xx                         73
                                                                                                xx      32                 82
BRISTOL-MYERS SQUIBB CO.        COMMON STOCK     110122108        554925       22650            xx                       7750
                                                                                                xx      32              14900

                                                                         PAGE: 3

AS OF: JUNE 30, 2004       FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
          ITEM 1:                   ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER           TITLE OF CLASS    NUMBER        VALUE        AMOUNT    (A) (B) (C)   MANAGERS   SOLE   SHARED   NONE
       --------------           --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
CANADIAN NATIONAL RAILWAY CO.   COMMON STOCK     136375102        547011       12549            xx                       6174
                                                                                                xx      32               6375
CAPITOL ONE FINL CORP.          COMMON STOCK     14040H105        454727        6650            xx                       6650
CARDINAL HEALTH CARE INC.       COMMON STOCK     14149Y108        302966        4325            xx                       4325
CEDAR FAIR L P                  COMMON STOCK     150185106        309190        9800            xx                       9800
CHARLES RIVER LABORATORIES      COMMON STOCK     159864107        251681        5150            xx                       5150
   INTL INC.
CISCO SYS INC.                  COMMON STOCK     17275R102        325117       13718            xx                      11906
                                                                                                xx      32               1812
CITIGROUP INC.                  COMMON STOCK     172967101        370838        7975            xx                       7975
COGNEX                          COMMON STOCK     192422103        567580       14750            xx                      13350
                                                                                                xx      32               1400

                                                                         PAGE: 4

AS OF: JUNE 30, 2004       FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
          ITEM 1:                   ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER           TITLE OF CLASS    NUMBER        VALUE        AMOUNT    (A) (B) (C)   MANAGERS   SOLE   SHARED   NONE
       --------------           --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
CONEXANT SYSTEMS INC.           COMMON STOCK     207142100         82902       19146            xx                      19146
DELL INC.                       COMMON STOCK     24702R101        248949        6950            xx                       6950
DEVRY INC.                      COMMON STOCK     251893103        348234       12700            xx                      12700
DOMINION RESOURCES INC.         V A NEW          25746U109        309092        4900            xx                       4900
DOW JONES & CO. INC.            COMMON STOCK     260561105       5643047      125123            xx                     112910
                                                                                                xx      32              12213
DOW JONES & CO. INC.            CLASS B          260561204       8908107      197519            xx                     177534
                                (RESTRICTED)                                                    xx      32              19985
E I DU PONT DE NEMOURS & CO.    COMMON STOCK     263534109        297614        6700            xx                       6700
E M C CORP.                     COMMON STOCK     268648102        230850       20250            xx                      15150
                                                                                                xx      32               5100

                                                                         PAGE: 5

AS OF: JUNE 30, 2004       FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
            ITEM 1:                 ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
        NAME OF ISSUER          TITLE OF CLASS    NUMBER        VALUE        AMOUNT    (A) (B) (C)   MANAGERS   SOLE   SHARED   NONE
        --------------          --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
EMERSON ELECTRIC CO.            COMMON STOCK     291011104        843626       13275            xx                       6525
                                                                                                xx      32               6750
ENCANA CORP                     COMMON STOCK     292505104        733720       17000            xx                      11900
                                                                                                xx      32               5100
EXXON MOBIL CORP.               COMMON STOCK     30231G102       1872015       42153            xx                      20961
                                                                                                xx      32              21192
FUEL CELL ENERGY INC.           COMMON STOCK     35952H106        245864       21050            xx                      18650
                                                                                                xx      32               2400
GENERAL ELECTRIC CO.            COMMON STOCK     369604103       1658977       51203            xx                      35771
                                                                                                xx      32              15432
GENERAL MILLS INC.              COMMON STOCK     370334104        544219       11450            xx                       7650
                                                                                                xx      32               3800
HARLEY DAVIDSON INC.            COMMON STOCK     412822108        232275        3750            xx                       3750

                                                                         PAGE: 6

AS OF: JUNE 30, 2004       FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
           ITEM 1:                  ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
        NAME OF ISSUER          TITLE OF CLASS    NUMBER        VALUE        AMOUNT    (A) (B) (C)   MANAGERS   SOLE   SHARED   NONE
        --------------          --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
HONEYWELL INTERNATIONAL INC.    COMMON STOCK     438516106        250916        6850            xx                       6850
IGATE CORP.                     COMMON STOCK     45169U105         80794       20300            xx                      20300
INSIGHT COMMUNICATIONS CL A     COMMON STOCK     45768V108        125010       13500            xx                      13500
INTEL CORPORATION               COMMON STOCK     458140100       1513694       54844            xx                      37673
                                                                                                xx      32              17171
IVAX CORP                       CORPORATE        465823AG7       1499850     1515000            xx                     865000
                                BONDS                                                           xx      32             650000
JEFFERSON-PILOT CORP.           COMMON STOCK     475070108       1625498       31998            xx                      14037
                                                                                                xx      32              17961
JOHNSON & JOHNSON               COMMON STOCK     478160104       1931008       34668            xx                      21107
                                                                                                xx      32              13561
KEYSPAN CORP.                   COMMON STOCK     49337W100        209190        5700            xx                       5700

                                                                         PAGE: 7

AS OF: JUNE 30, 2004       FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
           ITEM 1:                  ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
        NAME OF ISSUER          TITLE OF CLASS    NUMBER        VALUE        AMOUNT    (A) (B) (C)   MANAGERS   SOLE   SHARED   NONE
        --------------          --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
KOPIN                           COMMON STOCK     500600101        244769       47900            xx                      34000
                                                                                                xx      32              13900
LOWES COMPANIES INC.            COMMON STOCK     548661107        273260        5200            xx                       5200
MERCK & CO. INC.                COMMON STOCK     589331107       1802245       37942            xx                      17078
                                                                                                xx      32              20864
MICROSOFT CORP.                 COMMON STOCK     594918104        869909       30459            xx                      28559
                                                                                                xx      32               1900
N C O GROUP INC.                COMMON STOCK     628858102        285583       10700            xx                      10700
NATIONAL CITY CORP              COMMON STOCK     635405103        203058        5800            xx                       5800
NOKIA CORP. ADR A               COMMON STOCK     654902204        373300       25674            xx                      17774
                                                                                                xx      32               7900
NOBLE ENERGY INC.               COMMON STOCK     655044105        311100        6100            xx                       6100

                                                                         PAGE: 8

AS OF: JUNE 30, 2004       FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
          ITEM 1:                   ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER           TITLE OF CLASS    NUMBER        VALUE        AMOUNT    (A) (B) (C)   MANAGERS   SOLE   SHARED   NONE
       --------------           --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
ORACLE CORP                     COMMON STOCK     68389X105        207582       17400            xx                      11700
                                                                                                xx      32               5700
PEPSICO INC.                    COMMON STOCK     713448108        565794       10501            xx                       9101
                                                                                                xx      32               1400
PFIZER INC.                     COMMON STOCK     717081103        587936       17151            xx                      16351
                                                                                                xx      32                800
PROCTER & GAMBLE CO.            COMMON STOCK     742718109       1228384       22564            xx                      10776
                                                                                                xx      32              11788
QUESTAR CORP.                   COMMON STOCK     748356102        341964        8850            xx                       8850
ROCKWELL AUTOMATION INC         COMMON STOCK     773903109        275361        7341            xx                       7341
ROCKWELL COLLINS INC            COMMON STOCK     774341101        326536        9800            xx                       9800
ROYAL DUTCH PETROLEUM CO.       N Y REG SHS      780257804        201513        3900            xx                       3900
                                PAR N GLDR
                                1.25

                                                                         PAGE: 9

AS OF: JUNE 30, 2004       FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
          ITEM 1:                   ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER           TITLE OF CLASS    NUMBER        VALUE        AMOUNT    (A) (B) (C)   MANAGERS   SOLE   SHARED   NONE
       --------------           --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
J M SMUCKER CO NEW              COMMON STOCK     832696405        649856       14155            xx                       9405
                                                                                                xx      32               4750
SNAP ON INC                     COMMON STOCK     833034101        501573       14950            xx                       7750
                                                                                                xx      32               7200
STANDARD PACIFIC CORP.          COMMON STOCK     85375C101        399330        8100            xx                       8100
STATE STREET CORP               COMMON STOCK     857477103        232891        4749            xx                       3549
                                                                                                xx      32               1200
T C F FINANCIAL CORP.           COMMON STOCK     872275102        229298        3950            xx                       3950
3 M COMPANY                     COMMON STOCK     88579Y101       1280122       14222            xx                       3348
                                                                                                xx      32              10874
UNIVERSAL FOREST PRODUCTS       COMMON STOCK     913543104        349781       10900            xx                      10900
WALGREEN CO                     COMMON STOCK     931422109        258539        7140            xx                       7140

                                                                        PAGE: 10

AS OF: JUNE 30, 2004       FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
          ITEM 1:                   ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A) (B) (C)   MANAGERS   SOLE   SHARED   NONE
       --------------           --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
WYETH                           COMMON STOCK     983024100        663174     18340              xx                       7393
                                                                                                xx      32              10947
AGGREGATE TOTAL:                                              54,058,986